Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 380	$ 289
Additions	392	289
Depreciation expense	(218)	(197)	$ (247)
Net exchange differences		(1)
Closing net book amount	554	380	289
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,457	1,169
Closing net book amount	1,849	1,457	1,169
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(1,077)	(880)
Closing net book amount	(1,295)	(1,077)	(880)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	122	51
Additions	69	154
Depreciation expense	(70)	(83)
Net exchange differences		0
Closing net book amount	121	122	51
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	675	521
Closing net book amount	744	675	521
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(553)	(470)
Closing net book amount	(623)	(553)	(470)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	241	220
Additions	323	128
Depreciation expense	(142)	(106)
Net exchange differences		(1)
Closing net book amount	422	241	220
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	729	602
Closing net book amount	1,052	729	602
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(488)	(382)
Closing net book amount	(630)	(488)	(382)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	17	18
Additions	0	7
Depreciation expense	(6)	(8)
Net exchange differences		0
Closing net book amount	11	17	18
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	53	46
Closing net book amount	53	53	46
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(36)	(28)
Closing net book amount	$ (42)	$ (36)	$ (28)